Employee and Director Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Defined Contribution Plan, Cost Recognized	$ 632,000	$ 617,000	$ 542,000
Shares Held in Employee Stock Option Plan, Allocated (in Shares)	337,203
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	$ 1,506,000	1,571,000
Cash Surrender Value of Life Insurance	$ 17,351,000	$ 16,834,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans (in Shares)	843	715	684
Split-Dollar Life Insurance Policies [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Cash Surrender Value of Life Insurance	$ 17,351,000	$ 16,834,000